UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21501

ING Clarion Investors, LLC
(Exact name of registrant as specified in charter)

14 East 4th Street Suite 1128 New York, NY		10012
(Address of principal executive offices)		(Zip code)

Annemarie Gilly ING Clarion Investors, LLC 14 East 4th Street Suite 1128 New York, NY 10012
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-212-505-2459

Date of fiscal year end:	December 31, 2006

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments.

Attached hereto.

ING Clarion Investors, LLC

Schedule of Investments (a)

	Face Amount		Value
Commercial Mortgage Backed Securities (104.77%(b))

Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41	$8,616,500	(c)	$6,755,574
Bank of America Commercial Mortgage Inc., 4.718%, 11/10/41	13,897,068	(d)	5,129,760
Citigroup Commercial Mortgage Trust, 5.25%, 4/15/40	5,792,000	(c)	4,487,642
Citigroup Commercial Mortgage Trust, 5.25%, 4/15/40	15,930,797	(d)	6,269,461
CS First Boston Mortgage Securities Corp., 6.00%, 7/15/35	1,500,000	(d)	1,251,914
CS First Boston Mortgage Securities Corp., 5.2255%, 12/15/36	29,956,490	(d)	11,569,118
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/36	13,595,000	(c)	10,076,312
CS First Boston Mortgage Securities Corp., 4.783%, 7/15/36	36,887,484	(d)	15,840,203
CS First Boston Mortgage Securities Corp., 4.947%, 12/15/40	13,785,000		10,191,798
CS First Boston Mortgage Securities Corp., 4.947%, 12/15/40	59,484,313	(d)	30,053,838
DLJ Commercial Mortgage Corp., 5.75%, 3/10/32	1,298,000	(c)	952,732
Goldman Sachs Mortgage Securities Corp. II, 5.232%, 4/10/38	4,500,000		3,164,400
Goldman Sachs Mortgage Securities Corp. II, 5.232%, 4/10/38	82,895,521	(d)	39,014,728
JP Morgan Chase Commercial Mortgage Securities Corp., 5.056%, 7/12/35	800,000	(d)	626,062
JP Morgan Chase Commercial Mortgage Securities Corp., 5.015%, 1/15/38	7,513,000	(c)	5,199,556
JP Morgan Chase Commercial Mortgage Securities Corp., 5.015%, 1/15/38	26,052,998	(d)	9,570,512
JP Morgan Chase Commercial Mortgage Securities Corp., 4.692%, 1/12/37	6,009,000	(c)	3,446,762
JP Morgan Chase Commercial Mortgage Securities Corp., 4.692%, 1/12/37	20,430,000	(d)	7,264,283
LB UBS Commercial Mortgage Trust, 5.075%, 7/15/37	28,715,438		11,386,725
Merrill Lynch Mortgage Trust, 5.421%, 2/12/42	12,886,000	(c)	9,557,577
Merrill Lynch Mortgage Trust, 5.421%, 2/12/42	11,023,000	(d)	6,549,275
Merrill Lynch Mortgage Trust, 5.019%, 9/12/42	41,906,199	(d)	15,849,294
Merrill Lynch Mortgage Trust, 5.019%, 9/12/42	4,264,000	(c)	2,697,406
Wachovia Bank Commercial Mortgage Trust, 4.932% - 5.096%, 4/15/35	31,168,534	(d)	12,292,009
Wachovia Bank Commercial Mortgage Trust, 5.367%, 10/15/35	30,576,247	(d)	10,601,993
Wachovia Bank Commercial Mortgage Trust, 5.0309%,11/15/35	9,143,000	(c)	7,304,101
Wachovia Bank Commercial Mortgage Trust, 5.0309%,11/15/35	7,307,000	(d)	4,659,366
Wachovia Bank Commercial Mortgage Trust, 5.1%, 7/15/41	9,646,000		7,051,798
Wachovia Bank Commercial Mortgage Trust, 5.1%,7/15/41	23,914,293	(d)	10,042,871
Wachovia Bank Commercial Mortgage Trust, 5.043%, 10/15/41	12,404,000		9,515,178
Wachovia Bank Commercial Mortgage Trust, 5.043%, 10/15/41	24,617,508	(d)	9,262,354
Wachovia Bank Commercial Mortgage Trust, 4.99%, 5/15/44	6,054,000		4,195,422
Wachovia Bank Commercial Mortgage Trust, 4.99%, 5/15/44	50,193,241	(d)	19,926,029
Total investments in securities (104.77%(b)) (amortized cost $316,009,857)			$311,756,053

(a)          The Schedule of Investments is for the ING Clarion Commercial Mortgage Securitization Fund, L.P. which ING Clarion Investors, LLC indirectly invests all of its investable assets.

(b)         Represents percentage of partners’ capital at March 31, 2006.

(c)          Securities, or portion thereof, with an aggregate fair value of $23,000,000 have been segregated to collateralize outstanding reverse repurchase agreements.

(d)         Securities are deemed illiquid and have been fair valued at March 31, 2006.

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Securities Sold, Not Yet Purchased

Face Amount	U.S Treasury Notes and Bonds	Value
$(1,328,000)	U.S. Treasury Note, 3.875%, 5/15/10	$(1,281,520)
(6,333,000)	U.S. Treasury Note, 3.875%, 9/15/10	(6,095,513)
(144,274,000)	U.S. Treasury Note, 4.25%, 11/15/14	(137,962,013)
(16,224,000)	U.S. Treasury Bond, 6.25%, 8/15/15	(15,463,500)
(6,781,000)	U.S. Treasury Bond, 6.25%, 5/15/30	(7,930,591)
(18,205,000)	U.S. Treasury Bond, 4.50%, 2/15/16	(17,712,896)
Total securities sold, not yet purchased (proceeds $193,242,202)		$(186,446,033)

Reverse Repurchase Agreement

Broker	Interest Rate	Maturity	Amount
Bear, Stearns & Co. Inc.	5.40%	4/24/06	$23,000,000
			$23,000,000

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Item 2. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act) within 90 days of the filing date of this report and, based on that evaluation, concluded that these controls and procedures were effective as of that evaluation date.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act) during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 (a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING Clarion Investors, LLC

By	/S/ Annemarie Gilly
Annemarie Gilly
President and Chief Executive Officer

Date	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ Annemarie Gilly
Annemarie Gilly
President and Chief Executive Officer

Date	May 26, 2006

By	/S/ Jeff Lazar
Jeff Lazar
Treasurer and Chief Financial Officer

Date	May 26, 2006